Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits (Detail)
$ in Millions
12 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	$ 1,894
Charge/(credit) for the year:
Underlying	1,509
Discounting	31
Net interest expense	(10)
Exchange variations	135
Released during the year	(128)
Remeasurement gains taken to retained earnings	(58)
Utilisation	(1,204)
Transfers and other movements	43
At the end of the financial year	2,212
Employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	1,313
Charge/(credit) for the year:
Underlying	1,402
Exchange variations	104
Released during the year	(82)
Utilisation	(1,119)
Transfers and other movements	6
At the end of the financial year	1,624
Restructuring [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	34
Charge/(credit) for the year:
Underlying	45
Exchange variations	1
Utilisation	(26)
At the end of the financial year	54
Post-retirement employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	547
Charge/(credit) for the year:
Underlying	62
Discounting	31
Net interest expense	(10)
Exchange variations	30
Released during the year	(46)
Remeasurement gains taken to retained earnings	(58)
Utilisation	(59)
Transfers and other movements	37
At the end of the financial year	$ 534